Amount Due from/(to) Related Parties (Details) - Schedule of related party transactions summarized by different natures - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Mr. Risheng Li [Member]
Settlement of advance to related parties for daily operation
Settlement of advance to related parties for daily operation		$ 235	$ 406
Repayment from related parties
Repayment from related parties		36	203
Mr. Liedong Wang [Member]
Settlement of advance to related parties for daily operation
Settlement of advance to related parties for daily operation		415	396
Repayment from related parties
Repayment from related parties		14	22
Mr. Dahan Bao [Member]
Settlement of advance to related parties for daily operation
Settlement of advance to related parties for daily operation		30	31
Repayment from related parties
Repayment from related parties